LEASE OBLIGATIONS	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Lease Obligations
LEASE OBLIGATIONS

NOTE 6 – LEASE OBLIGATIONS

The Company’s operating lease consists of a lease for office space. The Company’s finance lease activities consist of leases for equipment. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The office lease contains an option to a renewal period of five years at then-current market rates. The equipment leases are non-renewable as the Company owns the equipment at the end of the lease period, for a nominal amount.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

APRIL 30, 2023 AND 2022

(UNAUDITED)

The following table shows the classification and location of the Company’s leases in the Consolidated Balance Sheets:

Leases	Balance Sheet Location	April 30, 2023	October 31, 2022
Assets
Noncurrent:
Operating	Right-of-use asset – operating lease	$251,694	$277,381
Finance	Property and equipment, net	53,809	74,324
Total Lease Assets		$305,503	$351,705

Liabilities
Current:
Operating	Operating lease liabilities	$47,487	$50,055
Finance	Finance lease liabilities	65,461	62,979
Noncurrent:
Operating	Operating lease liabilities	204,207	227,326
Finance	Finance lease liabilities	45,592	78,955
Total Lease Liabilities		$362,747	$419,315

The following table shows the classification and location and the Company’s lease costs in the Consolidated Statements of Operations:

	Statements of Operations	Six Months Ended April 30,
	Location	2023	2022
Operating lease expense	General and administrative expense	$102,517	$28,540
Finance lease expense:
Interest on lease liability	Interest expense	5,800	7,382
Total Lease expense		$108,317	$35,922

Minimum contractual obligations for the Company’s leases (undiscounted) as of April 30, 2023 were as follows:

	Operating	Finance
Fiscal year 2023	$33,867	$35,784
Fiscal year 2024	67,734	65,387
Fiscal year 2025	67,734	12,803
Fiscal year 2026	67,734	5,150
Fiscal year 2027	67,734	-
Thereafter	180,619	-
Total Lease Payments	$485,422	$119,124
Less Imputed interest	(233,728)	(8,071)
Total lease liability	$251,694	$111,053

The following table shows the weighted average remaining lease term and the weighted average discount rate for the Company’s leases as of the dates indicated:

	April 30, 2023		April 30, 2022
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Weighted-average remaining lease term (in years)	7.1	2.1	8.1	2.7
Weighted-average discount rate (1)	10.00%	7.57%	10.00%	7.63%

(1)	The discount rate used for the operating lease is based on the Company’s incremental borrowing rate at lease commencement and may be adjusted if modification to lease terms or lease reassessments occur. The discount rate used for finance leases is based on the rates implicit in the leases.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

APRIL 30, 2023 AND 2022

(UNAUDITED)

The following table includes other quantitative information for the Company’s leases for the periods indicated:

	Six Months Ended April 30,
	2023	2022
Cash paid for amounts included in measurement of lease liabilities
Cash payments for operating leases	$51,258	$43,019
Cash payments for finance leases	$30,881	$40,643

The Company recorded amortization of the operating lease right-of-use asset of $12,674 and $25,687, and $14,082 and $28,540 for the three and six months ended April 30, 2023 and 2022, respectively.

NOTE 6 - LEASE OBLIGATIONS

The Company’s operating lease consists of a lease for office space. The Company’s finance lease activities consist of leases for equipment. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The office lease contains an option to a renewal period of five years at then-current market rates. The equipment leases are non-renewable as the Company owns the equipment at the end of the lease period, for a nominal amount.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

The following table shows the classification and location of the Company’s leases in the Consolidated Balance Sheets:

Leases	Balance Sheet Location	October 31, 2022	October 31, 2021
Assets
Noncurrent:
Operating	Right-of-use asset - operating lease	$277,381	$332,997
Finance	Property and equipment, net	74,324	41,040
Total Lease Assets		$351,705	$374,037

Liabilities
Current:
Operating	Operating lease liabilities	$50,055	$58,625
Finance	Finance lease liabilities	62,979	52,362
Noncurrent:
Operating	Operating lease liabilities	227,326	274,372
Finance	Finance lease liabilities	78,955	74,826
Total Lease Liabilities		$419,315	$460,185

The following table shows the classification and location and the Company’s lease costs in the Consolidated Statements of Operations:

	Statements of Operations	Years Ended October 31,
	Location	2022	2021
Operating lease expense	General and administrative expense	$145,710	$83,593
Finance lease expense:
Interest on lease liability	Interest expense	13,530	11,646
Total Lease expense		$159,240	$95,239

Minimum contractual obligations for the Company’s leases (undiscounted) as of October 31, 2022 were as follows:

	Operating	Finance
Fiscal year 2023	$67,734	$71,568
Fiscal year 2024	67,734	65,387
Fiscal year 2025	67,734	12,803
Fiscal year 2026	67,734	5,150
Fiscal year 2027	67,734	-
Thereafter	180,619	-
Total Lease Payments	$519,289	$154,908
Less Imputed interest	(241,908)	(12,974)
Total lease liability	$277,381	$141,934

The following table shows the weighted average remaining lease term and the weighted average discount rate for the Company’s leases as of the dates indicated:

	October 31, 2022		October 31, 2021
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Weighted-average remaining lease term (in years)	7.6	2.3	8.6	2.9
Weighted-average discount rate (1)	10.00%	7.61%	10.00%	8.11%

(1)	The discount rate used for operating leases is based on the Company’s incremental borrowing rate at lease commencement and may be adjusted if modification to lease terms or lease reassessments occur. The discount rate used for finance leases is based on the rates implicit in the leases.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

The following table includes other quantitative information for the Company’s leases for the years indicated:

	Years Ended October 31,
	2022	2021
Cash paid for amounts included in measurement of lease liabilities
Cash payments for operating leases	$145,710	$83,593
Cash payments for finance leases	75,698	48,656